Income and Expenses - Summary of Other Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Material income and expense [abstract]
Government grant income	$ 7	$ 8	$ 18
Others	10	4	15
Other income	$ 17	$ 12	$ 33